Revenues	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Revenues
24.	REVENUES

	2022	2021	2020
Sales of goods and services	18,437	13,384	9,556
National Government incentives (1)	320	298	134

	18,757	13,682	9,690

(1)	See Note 36.
The Group’s transactions and the main revenues are described in Note 5. The Group’s revenues are derived from contracts with customers and the Group’s income is derived from National Government incentives.

•	Breakdown of revenues
Type of good or service

	2022
	Upstream	Downstream	Gas and Power	Central Administration and others	Total
Diesel	-	6,837	-	-	6,837
Gasolines	-	3,460	-	-	3,460
Natural Gas (1)	-	16	1,881	-	1,897
Crude Oil	-	76	-	-	76
Jet fuel	-	1,031	-	-	1,031
Lubricants and by-products	-	608	-	-	608
Liquefied Petroleum Gas	-	472	-	-	472
Fuel oil	-	198	-	-	198
Petrochemicals	-	495	-	-	495
Fertilizers and crop protection products	-	835	-	-	835
Flours, oils and grains	-	773	-	-	773
Asphalts	-	172	-	-	172
Goods for resale at gas stations	-	102	-	-	102
Income from services	-	-	-	120	120
Income from construction contracts	-	-	-	135	135
Virgin naphtha	-	203	-	-	203
Petroleum coke	-	405	-	-	405
LNG Regasification	-	-	43	-	43
Other goods and services	51	215	180	129	575

	51	15,898	2,104	384	18,437

	2021
	Upstream	Downstream	Gas and Power	Central Administration and others	Total
Diesel	-	4,498	-	-	4,498
Gasolines	-	2,742	-	-	2,742
Natural Gas (1)	-	15	1,711	-	1,726
Crude Oil	-	63	-	-	63
Jet fuel	-	337	-	-	337
Lubricants and by-products	-	531	-	-	531
Liquefied Petroleum Gas	-	458	-	-	458
Fuel oil	-	209	-	-	209
Petrochemicals	-	476	-	-	476
Fertilizers and crop protection products	-	520	-	-	520
Flours, oils and grains	-	629	-	-	629
Asphalts	-	116	-	-	116
Goods for resale at gas stations	-	70	-	-	70
Income from services	-	-	-	79	79
Income from construction contracts	-	-	-	123	123
Virgin naphtha	-	172	-	-	172
Petroleum coke	-	191	-	-	191
LNG Regasification	-	-	43	-	43
Other goods and services	49	118	98	136	401

	49	11,145	1,852	338	13,384

	2020
	Upstream	Downstream	Gas and Power	Central Administration and others	Total
Diesel	-	3,392	-	-	3,392
Gasolines	-	1,810	-	-	1,810
Natural Gas (1)	-	9	1,407	-	1,416
Crude Oil	-	198	-	-	198
Jet fuel	-	236	-	-	236
Lubricants and by-products	-	307	-	-	307
Liquefied Petroleum Gas	-	188	-	-	188
Fuel oil	-	187	-	-	187
Petrochemicals	-	288	-	-	288
Fertilizers and crop protection products	-	322	-	-	322
Flours, oils and grains	-	439	-	-	439
Asphalts	-	46	-	-	46
Goods for resale at gas stations	-	46	-	-	46
Income from services	-	-	-	45	45
Income from construction contracts	-	-	-	100	100
Virgin naphtha	-	93	-	-	93
Petroleum coke	-	78	-	-	78
LNG Regasification	-	-	75	-	75
Other goods and services	33	107	108	42	290

	33	7,746	1,590	187	9,556

(1)	Includes 1,473, 1,313 and 1,001 corresponding to sales of natural gas produced by the Company for the years ended December 31, 2022, 2021 and 2020, respectively.
Sales Channels

	2022
	Upstream	Downstream	Gas and Power	Central Administration and others	Total
Gas Stations	-	6,673	-	-	6,673
Power Plants	-	13	433	-	446
Distribution Companies	-	-	266	-	266
Retail distribution of natural gas	-	-	378	-	378
Industries, transport and aviation	-	3,890	804	-	4,694
Agriculture	-	2,697	-	-	2,697
Petrochemical industry	-	722	-	-	722
Trading	-	901	-	-	901
Oil Companies	-	688	-	-	688
Commercialization of LPG	-	177	-	-	177
Other sales channels	51	137	223	384	795

	51	15,898	2,104	384	18,437

	2021
	Upstream	Downstream	Gas and Power	Central Administration and others	Total
Gas Stations	-	4,898	-	-	4,898
Power Plants	-	131	485	-	616
Distribution Companies	-	-	255	-	255
Retail distribution of natural gas	-	-	382	-	382
Industries, transport and aviation	-	2,104	589	-	2,693
Agriculture	-	1,917	-	-	1,917
Petrochemical industry	-	671	-	-	671
Trading	-	576	-	-	576
Oil Companies	-	570	-	-	570
Commercialization of LPG	-	149	-	-	149
Other sales channels	49	129	141	338	657

	49	11,145	1,852	338	13,384

	2020
	Upstream	Downstream	Gas and Power	Central Administration and others	Total
Gas Stations	-	3,439	-	-	3,439
Power Plants	-	197	191	-	388
Distribution Companies	-	-	410	-	410
Retail distribution of natural gas	-	-	391	-	391
Industries, transport and aviation	-	1,256	415	-	1,671
Agriculture	-	1,303	-	-	1,303
Petrochemical industry	-	330	-	-	330
Trading	-	575	-	-	575
Oil Companies	-	367	-	-	367
Commercialization of LPG	-	94	-	-	94
Other sales channels	33	185	183	187	588

	33	7,746	1,590	187	9,556

Target Market
Sales contracts in the domestic market resulted in 16,100, 11,776 and 8,332 for the years ended December 31, 2022, 2021 and 2020, respectively.
Sales contracts in the international market resulted in 2,337, 1,608 and 1,224 for the years ended December 31, 2022, 2021 and 2020, respectively.

•	Contract balances
The following table reflects information regarding credits, contract assets and contract liabilities:

	2022		2021		2020
	Non-current	Current	Non-current	Current	Non-current	Current
Credits for contracts included in the item of “Trade receivables”	51	1,490	116	1,334	183	1,176
Contract assets	-	1	-	13	-	10
Contract liabilities	-	77	-	130	-	81

Contract assets are mainly related to the work carried out by the Group under the construction contracts.
Contract liabilities are mainly related to advances received from customers under the contracts for the sale of fuels, fertilizers and crop protection products, among others.
During the years ended on December 31, 2022, 2021 and 2020, the Group has recognized 117, 64 and 101, respectively, in revenues from contracts with customers in the statement of comprehensive income, which have been included in the balance for contract liabilities at the beginning of each year.